INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Current Federal and State	$ 59,000	$ 55,000
Deferred: Federal and State	143,000	178,000
Total (benefit) provision for income taxes	$ 202,000	$ 233,000